UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2006

                           CHECK HERE IF AMENDMENT [ ]

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    SHANNON RIVER CAPITAL MANAGEMENT, LLC

ADDRESS: 850 THIRD AVENUE - 10TH FLOOR,  NEW YORK,  NEW YORK  10022

FORM 13F FILE NUMBER:  28-[____]
===============================================================================

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

REPORTING MANAGER:

NAME:    SPENCER M. WAXMAN
TITLE:   MANAGING MEMBER
PHONE:   (212) 331-6555

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Spencer M. Waxman
---------------------
New York, New York
February 13, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:

Number of Other Managers:                                  1


Form 13F Information Table Entry Total:                    40

Form 13F Information Table Value Total:                    $109,440,000

List of Other Included Managers:

No.                Name                              Form 13F File Number

01        Shannon River Global Management, LLC             28-[____]

                           FORM 13F INFORMATION TABLE
                           --------------------------

Name of Reporting Manager:  Shannon River Capital Management, LLC
Name of Manager No. 1:  Shannon River Global Management, LLC

       Column 1:            Column 2:   Column 3:      Column 4:

     Name of Issuer         Title of     CUSIP       Fair Market       Shares or
                             Class      Number          Value          Principal
                                                   (in thousands)       Amount
--------------------------------------------------------------------------------

1-800 Flowers.com             CL A     68243Q106        1,076          174,700
Actions Semiconductor       COM/ADR    00507E107          145           17,500
Co Ltd.
Actividentity Corp.           COM      00506P103        3,853          759,910
Aquantive Inc.                COM      03839G10         3,144          127,500
Concurrent Computer           COM      206710204          609          336,400
Corp NEW
Copart Inc.                   COM      217204106        4,252          141,725
Credence Systems Corp.        COM      225302108        4,929          947,825
Dobson Communications         CL A     256069105        2,892          332,000
Corp.
Exponent Inc.                 COM      30214U102        1,866          100,000
Fibertower Corp.              COM      31567R100        2,326          395,652
First Data Corp.              COM      319963104        5,965          233,750
Fundtech Ltd.                 ORD      M47095100        3,067          280,386
Google, Inc.                  CL A     38259P508       15,426           33,500
Greenfield Online, Inc.       COM      395150105        2,935          205,227
Hollywood Media Corp.         COM      436233100        5,349        1,273,551
ICO Global                    CL A     44930K108        1,825          399,251
Communications Holdings
Ltd.
Ikanos Communications,        COM      45173E105          691           79,500
Inc.
Interpublic Group             COM      460690100        1,561          127,500
Companies Inc.
Investools Inc.               COM      46145P103        9,536          691,494
Lightbridge Inc.              COM      532226107        6,664          492,191
Logitech International        SHS      H50430232        1,667           58,300
SA
Move Inc.                     COM      62458M108        2,445          443,800

TOTAL:                                                $82,223        7,651,662
                                                   ----------------------------



       Column 1:              Column 5:              Column 6:    Column 7:               Column 8:

     Name of Issuer            SH/PRN    Put/Call  Investment      Other              Voting Authority
                                                   discretion     Managers

--------------------------------------------------------------------------------------------------------------
                                                                                   Sole       Shared    None
1-800 Flowers.com                SH                 OTHER          01         174,700
Actions Semiconductor            SH                 OTHER          01          17,500
Co Ltd.
Actividentity Corp.              SH                 OTHER          01         759,910
Aquantive Inc.                   SH                 OTHER          01         127,500
Concurrent Computer              SH                 OTHER          01         336,400
Corp NEW
Copart Inc.                      SH                 OTHER          01         141,725
Credence Systems Corp.           SH                 OTHER          01         947,825
Dobson Communications            SH                 OTHER          01         332,000
Corp.
Exponent Inc.                    SH                 OTHER          01         100,000
Fibertower Corp.                 SH                 OTHER          01         395,652
First Data Corp.                 SH                 OTHER          01         233,750
Fundtech Ltd.                    SH                 OTHER          01         280,386
Google, Inc.                     SH                 OTHER          01          33,500
Greenfield Online, Inc.          SH                 OTHER          01         205,227
Hollywood Media Corp.            SH                 OTHER          01       1,273,551
ICO Global                       SH                 OTHER          01         399,251
Communications Holdings
Ltd.
Ikanos Communications,           SH                 OTHER          01          79,500
Inc.
Interpublic Group                SH                 OTHER          01         127,500
Companies Inc.
Investools Inc.                  SH                 OTHER          01         691,494
Lightbridge Inc.                 SH                 OTHER          01         492,191
Logitech International           SH                 OTHER          01          58,300
SA
Move Inc.                        SH                 OTHER          01         443,800

       Column 1:          Column 2:     Column 3:      Column 4:

     Name of Issuer        Title of    CUSIP Number   Fair Market    Shares or
                            Class                        Value       Principal
                                                    (in thousands     Amount
-------------------------------------------------------------------------------

MVC Capital Inc.             COM        553829102          134        10,000
Navisite Inc.              COM NEW      63935M208          273        39,108
NDS Group PLC             SPONSORED     628891103        3,447        71,450
                             ADR
Ntelos Holdings Corp.        COM        67020Q107        2,892       161,750
Occam Networks Inc.        COM NEW      67457P309        2,402       145,550
Oplink Communications      COM NEW      68375Q403          740        36,000
Inc.
Optibase Ltd.                ORD        M7524R108          350        92,048
Pegasystems Inc.             COM        705573103          482        48,800
Planar Systems Inc.          COM        726900103          383        39,600
Richardson Electronics       COM        763165107        1,309       143,700
Ltd.
Scientific Games Corp.       CL A       80874P109          272         9,000
Seagate Technology           SHS        G7945J104        2,915       110,000
SRS Labs Inc.                COM        78464M106        6,492       600,000
Sumtotal Systems Inc.        COM        866615107        1,444       238,600
VA Software Corp.            COM        91819B105          457        90,950
Vonage Holdings Corp.        COM        92886T201        2,252       324,500
Youbet.com Inc.              COM        987413101          406       110,000
NASDAQ 100 Trust          UNIT SER I    631100104          567         5,670
Shares, Option

TOTAL                                                  $27,217     2,276,726
                                                    ---------------------------

GRAND TOTAL                                           $109,440     9,928,388
                                                    ---------------------------



       Column 1:           Column 5:               Column 6:    Column 7:               Column 8:

     Name of Issuer         SH/PRN      Put/Call  Investment      Other              Voting Authority
                                                  discretion     Managers

-------------------------------------------------------------------------------------------------------------
                                                                                  Sole       Shared    None
MVC Capital Inc.              SH                     OTHER          01          10,000
Navisite Inc.                 SH                     OTHER          01          39,108
NDS Group PLC                 SH                     OTHER          01          71,450

Ntelos Holdings Corp.         SH                     OTHER          01         161,750
Occam Networks Inc.           SH                     OTHER          01         145,550
Oplink Communications         SH                     OTHER          01          36,000
Inc.
Optibase Ltd.                 SH                     OTHER          01          92,048
Pegasystems Inc.              SH                     OTHER          01          48,800
Planar Systems Inc.           SH                     OTHER          01          39,600
Richardson Electronics        SH                     OTHER          01         143,700
Ltd.
Scientific Games Corp.        SH                     OTHER          01           9,000
Seagate Technology            SH                     OTHER          01         110,000
SRS Labs Inc.                 SH                     OTHER          01         600,000
Sumtotal Systems Inc.         SH                     OTHER          01         238,600
VA Software Corp.             SH                     OTHER          01          90,950
Vonage Holdings Corp.         SH                     OTHER          01         324,500
Youbet.com Inc.               SH                     OTHER          01         110,000
NASDAQ 100 Trust                        PUT          OTHER          01           5,670
Shares, Option

TOTAL

GRAND TOTAL
